CAPITAL DISCLOSURES - Capital Structure (Excluding Shareholders' Equity) (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share capital, reserves and other equity interest [Abstract]
Long-term debt	CAD 610.5	CAD 1,560.7
Convertible debentures	0.0	126.6
Working capital (surplus) deficiency	80.6	(266.7)
Capital structure	CAD 691.1	CAD 1,420.6